STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Compensation Related Costs [Abstract]
Stock-based compensation expense

The Company recognized stock-based compensation expense, which is included in selling, general and administrative expenses in the accompanying Consolidated Statements of Loss, as follows:

	Years Ended December 31,
	2020	2019
Employee stock awards	$476,002	$290,100
Non-employee stock awards	2,578	834,388
Total stock-based compensation expense	$478,580	$1,124,488